Share Option and Warrants Reserve - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended												12 Months Ended
	Sep. 01, 2021 shares	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares $ / shares	Jul. 31, 2021 shares € / shares	Jun. 30, 2021 shares	Jan. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 $ / shares shares	Jun. 30, 2020 shares	Feb. 29, 2020 USD ($) shares	Oct. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Share Options And Warrants Reserve [Line Items]
Number Of Shares Issued									28,556,422					33,806,422	28,556,422	28,556,422	27,291,543	2,500,000
Number of share options forfeited														20,000
Number of awards, granted		120,000	10,000		4,056,770	4,056,770								4,186,770	495,000
Number of share options and warrants outstanding									2,854,744					7,021,514	2,854,744	2,854,744	3,345,354	2,259,744
Number of share warrants & share options issued															745,000
Number of warrants issued										985,610					250,000
Warrants exercise price per share | (per share)					$ 3.65	€ 3.01				$ 3.04						€ 3.01
Expected volatility, share options granted		55.00%	55.00%		55.00%	55.00%
Risk free interest rate, share options granted			0.94%		1.24%	1.24%
Shares issued and sold, shares												164,269
Cash proceeds from issue of ordinary shares | $									$ 1,990			$ 500
Share price | (per share)					$ 8.64	€ 7.13
Number of share warrants exercised											115,000				115,000
Number of share warrants repurchased															135,000
Consideration amount of warrants | $															$ 133
Maximum
Disclosure Of Share Options And Warrants Reserve [Line Items]
Risk free interest rate, share options granted		1.23%
Minimum
Disclosure Of Share Options And Warrants Reserve [Line Items]
Risk free interest rate, share options granted		1.19%
2020 Stock Incentive Plan
Disclosure Of Share Options And Warrants Reserve [Line Items]
Number of share options forfeited				10,000				10,000
Number of awards, granted		120,000
Number of share options and warrants outstanding									2,854,744						2,854,744	2,854,744
Number of share warrants & share options issued														855,000	745,000
Share price | (per share)															$ 3.52	€ 3.01
Stock option vesting period															four years
Number of warrants unvested							200,000
Founders' Award
Disclosure Of Share Options And Warrants Reserve [Line Items]
Number of awards, granted					4,056,770	4,056,770
Number of share warrants & share options issued														4,056,770
Share Option to Employees
Disclosure Of Share Options And Warrants Reserve [Line Items]
Number of awards, granted	10,000
Investor
Disclosure Of Share Options And Warrants Reserve [Line Items]
Warrants exercise price per share | $ / shares													$ 3.04
Warrants exercise period range														seven and twelve months from the issuance date.
Fair value of share warrants | $													$ 475
Expected volatility, share options granted													42.60%
Risk free interest rate, share options granted													1.63%
Shares issued and sold, shares									985,610						985,610	985,610
Cash proceeds from issue of ordinary shares | $									$ 3,000						$ 3,000
Investor | Maximum
Disclosure Of Share Options And Warrants Reserve [Line Items]
Number of warrants issued													985,610